Annual Total Returns - BLACKROCK 80/20 TARGET ALLOCATION FUND (INVESTOR A SHARES, INSTITUTIONAL SHARES, Class R Shares and INVESTOR C SHARES) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK 80/20 TARGET ALLOCATION FUND - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(4.45%)
Annual Return 2012	13.88%
Annual Return 2013	30.70%
Annual Return 2014	6.70%
Annual Return 2015	(1.87%)
Annual Return 2016	6.55%
Annual Return 2017	17.03%
Annual Return 2018	(7.97%)
Annual Return 2019	24.24%
Annual Return 2020	19.09%